Investment in Marketable Securities	12 Months Ended
Mar. 31, 2011
Investment in Marketable Securities
Investment in Marketable Securities

5.    Investment in Marketable Securities

Investment in marketable securities at March 31, 2010 and 2011 consisted of the following:

	Millions of Yen
	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥224	¥2	—	¥226

Total	¥224	¥2	—	¥226

	Millions of Yen				Thousands of U.S. Dollars
	March 31, 2011				March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥229	¥2	¥(90)	¥140	$2,754	$24	$(1,082)	$1,684

Total	¥229	¥2	¥(90)	¥140	$2,754	$24	$(1,082)	$1,684

Gross unrealized holding losses on available-for-sale securities and the fair value of the related securities in a continuous unrealized loss position for less than 12 months at March 31, 2011, were ¥90 million ($1,082 thousand) and ¥134 million ($1,612 thousand), respectively.